LEASE LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Leases	R$ 2,122,768	R$ 2,044,694
Adjusted present value - Leases	(1,282,463)	(1,310,933)
Leases, Total	840,305	733,761	R$ 693,846
Current	206,323	137,638
Non-current	R$ 633,982	R$ 596,123